FEES AND COMMISSIONS (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commission income
Commissions for lines of credit and overdrafts	$ 6,624	$ 7,413	$ 5,754
Commissions for guarantees and letters of credit	33,654	33,882	35,911
Commissions for card services	218,903	201,791	195,566
Commissions for account management	33,865	31,901	31,540
Commissions for collections, collections and payments	40,077	44,312	31,376
Commissions for intermediation and management of values	10,147	10,090	9,304
Remuneration for insurance commercialization	39,949	36,430	40,882
Office banking	15,921	15,669	14,145
Other remuneration for services rendered	45,633	43,123	38,038
Other commissions earned	39,690	30,947	28,668
Total	484,463	455,558	431,184
Commission expenses
Remuneration for card operation	(163,794)	(149,809)	(143,509)
Commissions per transaction with securities	(936)	(858)	(946)
Office banking	(4,096)	(15,283)	(14,671)
Other commissions	(24,752)	(10,545)	(17,634)
Total	(193,578)	(176,495)	(176,760)
Total Net commission income and expenses	290,885	$ 279,063	$ 254,424
Transferred Over Time [Member]
Commission income
Commissions for lines of credit and overdrafts	6,624
Commissions for guarantees and letters of credit	33,654
Commissions for card services	34,856
Commissions for account management	33,865
Commissions for collections, collections and payments
Commissions for intermediation and management of values
Remuneration for insurance commercialization
Office banking
Other remuneration for services rendered
Other commissions earned
Total	108,999
Commission expenses
Remuneration for card operation
Commissions per transaction with securities
Office banking
Other commissions
Total
Total Net commission income and expenses	108,999
Transferred At Point In Time [Member]
Commission income
Commissions for lines of credit and overdrafts
Commissions for guarantees and letters of credit
Commissions for card services	184,047
Commissions for account management
Commissions for collections, collections and payments	15,719
Commissions for intermediation and management of values	10,147
Remuneration for insurance commercialization
Office banking	15,921
Other remuneration for services rendered	45,633
Other commissions earned	39,690
Total	311,157
Commission expenses
Remuneration for card operation	(163,794)
Commissions per transaction with securities	(936)
Office banking	(4,096)
Other commissions	(24,752)
Total	(193,578)
Total Net commission income and expenses	117,579
Accrual Model [Member]
Commission income
Commissions for lines of credit and overdrafts
Commissions for guarantees and letters of credit
Commissions for card services
Commissions for account management
Commissions for collections, collections and payments	24,358
Commissions for intermediation and management of values
Remuneration for insurance commercialization	39,949
Office banking
Other remuneration for services rendered
Other commissions earned
Total	64,307
Commission expenses
Remuneration for card operation
Commissions per transaction with securities
Office banking
Other commissions
Total
Total Net commission income and expenses	64,307
Individuals And PYMEs [Member]
Commission income
Commissions for lines of credit and overdrafts	5,901
Commissions for guarantees and letters of credit	11,099
Commissions for card services	211,615
Commissions for account management	30,386
Commissions for collections, collections and payments	66,780
Commissions for intermediation and management of values	4,050
Remuneration for insurance commercialization
Office banking	11,420
Other remuneration for services rendered	40,901
Other commissions earned	6,908
Total	389,060
Commission expenses
Remuneration for card operation	(159,817)
Commissions per transaction with securities	(169)
Office banking	(2,374)
Other commissions	(6,168)
Total	(168,528)
Total Net commission income and expenses	220,532
Companies And Institutions [Member]
Commission income
Commissions for lines of credit and overdrafts	271
Commissions for guarantees and letters of credit	16,258
Commissions for card services	6,193
Commissions for account management	2,678
Commissions for collections, collections and payments	1,693
Commissions for intermediation and management of values	134
Remuneration for insurance commercialization
Office banking	3,893
Other remuneration for services rendered	3,833
Other commissions earned	9,743
Total	44,696
Commission expenses
Remuneration for card operation	(3,186)
Commissions per transaction with securities	(3)
Office banking	(985)
Other commissions	(3,776)
Total	(7,950)
Total Net commission income and expenses	36,746
Global Corporate Banking [Member]
Commission income
Commissions for lines of credit and overdrafts	453
Commissions for guarantees and letters of credit	6,239
Commissions for card services	1,036
Commissions for account management	799
Commissions for collections, collections and payments	458
Commissions for intermediation and management of values	7,221
Remuneration for insurance commercialization
Office banking	608
Other remuneration for services rendered	819
Other commissions earned	23,320
Total	40,953
Commission expenses
Remuneration for card operation	(134)
Commissions per transaction with securities	(419)
Office banking	(722)
Other commissions	(4,614)
Total	(5,889)
Total Net commission income and expenses	35,064
Others [Member]
Commission income
Commissions for lines of credit and overdrafts	(1)
Commissions for guarantees and letters of credit	58
Commissions for card services	59
Commissions for account management	2
Commissions for collections, collections and payments	(28,854)
Commissions for intermediation and management of values	(1,258)
Remuneration for insurance commercialization	39,949
Office banking
Other remuneration for services rendered	80
Other commissions earned	(281)
Total	9,754
Commission expenses
Remuneration for card operation	(657)
Commissions per transaction with securities	(345)
Office banking	(15)
Other commissions	(10,194)
Total	(11,211)
Total Net commission income and expenses	$ (1,457)